Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 119,007
Operating lease expense	145,061	262,304	409,866
Operating leases	(159,388)	(283,956)	(387,848)
Amortization of finance lease right-of-use assets	80,271	184,601
Finance lease	58,322	141,913	221,255
Interest of finance lease liabilities	$ 1,734	$ 11,433	$ 24,133